PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2018
PROPERTY, PLANT AND EQUIPMENT, NET
8.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consisted of the following:

	As of September 30,
	2017	2018
	US$	US$
Buildings	7,271	9,111
Electronic and office equipment	15,208	17,687
Leasehold improvement and building improvement	1,898	2,291
Motor vehicles	2,239	2,099

Total	26,616	31,188
Less: Accumulated depreciation	(12,594)	(15,215)
Construction in progress	—	11,999

	14,022	27,972

Depreciation expenses were US$2,533, US$2,792 and US$3,069 for the years ended September 30, 2016, 2017 and 2018, respectively.